Identifiable Intangible Assets and Goodwill - Finite-lived Intangible Assets Percentage of Total Intangibles (Details)	Dec. 31, 2016
Operating Segments [Member] | Innovative Health Segment [Member] | Developed Technology Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Percentage of finite-lived intangible asset amortized cost by segment	64.00%
Operating Segments [Member] | Innovative Health Segment [Member] | Brands [Member]
Finite-Lived Intangible Assets [Line Items]
Percentage of finite-lived intangible asset amortized cost by segment	73.00%
Operating Segments [Member] | Essential Health Segment [Member] | Developed Technology Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Percentage of finite-lived intangible asset amortized cost by segment	35.00%
Operating Segments [Member] | Essential Health Segment [Member] | Brands [Member]
Finite-Lived Intangible Assets [Line Items]
Percentage of finite-lived intangible asset amortized cost by segment	27.00%
Pfizer's Worldwide Research and Development [Member] | Segment Reconciling Items [Member] | Developed Technology Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Percentage of finite-lived intangible asset amortized cost by segment	0.00%
Pfizer's Worldwide Research and Development [Member] | Segment Reconciling Items [Member] | Brands [Member]
Finite-Lived Intangible Assets [Line Items]
Percentage of finite-lived intangible asset amortized cost by segment	0.00%